Average Annual Total Returns - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund - Return Before Taxes
	May 30, 2023
Average Annual Return:
Past 1 year	1.10%
Since Inception	0.89%	[1]

[1]	A From January 11, 2018